--------------------------------------------------------------------------------
                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND


                               SEMI-ANNUAL REPORT

                                 JULY 31, 2000


                                     (LOGO)
                                   LEND LEASE
                            REAL ESTATE INVESTMENTS



  Shares of Lend Lease U.S. Real Estate Securities Fund are distributed by an independent third party, Sunstone Distribution Services, LLC.

--------------------------------------------------------------------------------

Dear Shareholder:                                                July 31, 2000


I would like to take this opportunity to thank you for your investment in the Lend Lease U.S. Real Estate Securities Fund ("Fund"). The launch of this Fund marked the entrance into the retail investor market of Lend Lease Real Estate Investments, the leading US institutional real estate asset manager. We are very excited to make our experience and expertise available to you through Lend Lease Funds.

We could not be more pleased with the performance of the REIT market in general throughout the first two quarters of 2000. At Lend Lease, we firmly believed through 1999 and into the early part of 2000 that the REIT market was undervalued and that many good buying opportunities existed. Our convictions have been borne out as evidenced by market performance year-to-date. By our calculations, the twenty largest publicly traded real estate companies have enjoyed increases in their net asset value (the NAV for real estate companies is different from that of a mutual fund. A REIT NAV is a measure of the value of the underlying properties held by a particular company) through the first seven months of 2000 and stock price performance has been strong. Additionally, Lipper Analytics reports their Real Estate Index has delivered a 20.79% return year-to-date through July 31st.<F1>

More importantly, we are very proud of the performance of our Fund since its inception on February 16, 2000. Since inception, the Fund has delivered a total return of 28.58%* as compared to the Wilshire REIT Index<F2> over the same period of 26.45%. We are very fortunate to have timed the launch of this Fund at one of the low points in the REIT market. As shareholders we have benefited from this foresight with the competitive gains to date.

While we still strongly believe that growth opportunities abound in the REIT market, we believe it is constructive to review future expectations and the potential risks on the horizon. First, while real estate securities are no longer cheap on a relative basis, they remain compelling. The compelling case is driven by comparatively safe dividend yields (6.5% - 7.5%) and modest earnings growth (8% - 10% per annum). Second, a significant driver of the Fund's success to date has been solid real estate market fundamentals, which leads to rising net asset values and stock price performance in the REIT market. We do not expect as great a contribution from rising underlying net asset values looking out over the next 18-24 months. Finally, efforts to slow the economy may temper demand for real estate, which is not all bad, but may lead to slowing earnings growth over the future quarters.

We continue to constantly monitor the companies held by the Fund as well as the general markets with a goal of avoiding negative surprises, and we will continue to manage the Fund with the same disciplined approach we have employed to date. Thank you again for being part of Lend Lease Funds. As always, if you have any questions or issues you can call and talk to a shareholder services representative at 1-877-LND-LEAS (1-877-563-5327).


Sincerely,

Susan Lloyd-Hurwitz
President and Chairman



                Sunstone Distribution Services, LLC, Distributor



* Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

-----------------------
<F1> The Lipper Real Estate Index is an unmanaged index comprised of the largest
30 funds within the Lipper Real Estate Funds Investment Objective (largest share class only on multi-class funds) based on total net assets at the latest year-end.
<F2> The Wilshire REIT Index is an unmanaged market capitalization weighted index of publicly traded real estate securities, such as REIT's and other real estate companies.
It is not possible to invest in the indices defined above.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2000 (UNAUDITED)


   Number
  of Shares                                                          Value
  ---------                                                        ---------

               COMMON STOCKS                             99.2%
               APARTMENTS                                30.4%
       430     Apartment Investment & Management Co.                $20,801
     1,290     Archstone Communities Trust                           33,459
     1,950     AvalonBay Communities, Inc.                           91,894
       460     BRE Properties, Inc.                                  14,921
       700     Camden Property Trust                                 21,875
       250     Charles E. Smith Residential Realty, Inc.             11,047
     1,810     Equity Residential Properties Trust                   90,274
       520     Essex Property Trust, Inc.                            25,610
       850     Gables Residential Trust                              23,109
       700     Home Properties of New York, Inc.                     21,481
       230     Mid-America Apartment Communities, Inc.                5,448
       600     Post Properties, Inc.                                 27,825
       440     Summit Properties, Inc.                               10,505
     1,170     United Dominion Realty Trust, Inc.                    13,455
                                                                 ----------
                                                                    411,704
                                                                 ----------

               DIVERSIFIED/SPECIALTY                      6.7%
       240     Colonial Properties Trust                              6,645
       320     Cousins Properties, Inc.                              13,960
       350     Glenborough Realty Trust, Inc.                         6,956
       170     Pacific Gulf Properties, Inc.                          4,335
     1,420     Vornado Realty Trust                                  55,558
       210     Washington Real Estate Investment Trust                4,148
                                                                 ----------
                                                                     91,602
                                                                 ----------

               INDUSTRIAL                                11.4%
     1,610     AMB Property Corp.                                    38,439
       340     Cabot Industrial Trust                                 6,970
       270     CenterPoint Properties Corp.                          11,475
     1,140     Duke-Weeks Realty Corp.                               27,930
       250     Koger Equity, Inc.                                     4,234
     1,070     Liberty Property Trust                                30,762
     1,460     ProLogis Industrial Trust                             34,036
                                                                 ----------
                                                                    153,846
                                                                 ----------

               RETAIL - LOCAL                             5.0%
       750     Developers Diversified Realty Corp.                   11,812
       600     Federal Realty Investment Trust                       12,825
       470     Kimco Realty Corp.                                    19,387
       580     Regency Realty Corp.                                  13,920
       230     Weingarten Realty Investors                            9,516
                                                                 ----------
                                                                     67,460
                                                                 ----------

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND

JULY 31, 2000 (UNAUDITED)



   Number
  of Shares                                                          Value
  ---------                                                        ---------

               RETAIL - REGIONAL                         13.7%
       330     CBL & Associates Properties, Inc.                      8,250
       890     General Growth Properties, Inc.                       30,149
       540     The Macerich Company                                  12,926
       220     Pan Pacific Retail Properties, Inc.                    4,606
       880     The Rouse Company                                     22,935
     2,250     Simon Property Group, Inc.                            58,781
       850     Taubman Centers, Inc.                                  9,563
       760     Urban Shopping Centers, Inc.                          25,175
       880     Westfield America, Inc.                               13,365
                                                                 ----------
                                                                    185,750
                                                                 ----------

               OFFICE                                    32.0%
       240     Alexandria Real Estate Equities, Inc.                  8,595
     1,380     Arden Realty Trust, Inc.                              36,570
     1,140     Boston Properties, Inc.                               47,310
       740     Brandywine Realty Trust                               16,234
       570     CarrAmerica Realty Corp.                              17,029
       790     Cresent Real Estate Equities, Co.                     17,429
     4,261     Equity Office Properties Trust                       129,952
       700     Highwoods Properties, Inc.                            18,900
       480     Kilroy Realty Corp.                                   12,720
       650     Mack-Cali Realty Corp.                                17,022
       820     Prentiss Property Trust                               20,603
       660     Reckson Associates Realty Corp.                       17,325
     1,160     SL Green Realty Corp.                                 34,438
       750     Spieker Properties, Inc.                              38,766
                                                                 ----------
                                                                    432,893
                                                                 ----------

               TOTAL COMMON STOCKS (COST $1,091,964)              1,343,255
                                                                 ----------

  Principal
   Amount
  ---------
   $15,415     SHORT-TERM INVESTMENTS                     1.1%
               Wilmington Tax Exempt Money Market Fund               15,415
                                                                 ----------

               TOTAL SHORT-TERM INVESTMENTS (COST $15,415)           15,415
                                                                 ----------

               TOTAL INVESTMENTS (COST $1,107,379)      100.3%    1,358,670

               LIABILITIES LESS OTHER ASSETS            (0.3%)      (4,655)
                                                                 ----------

               NET ASSETS                               100.0%   $1,354,015
                                                                 ==========

See notes to financial statements.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000 (UNAUDITED)


ASSETS:
  Investments, at value (cost $1,107,379)                        $1,358,670
  Interest and dividends receivable                                   2,132
  Prepaid expenses and other assets                                  53,511
                                                                 ----------

  Total Assets                                                    1,414,313
                                                                 ----------

LIABILITIES:
  Payable to Advisor                                                 20,204
  Accrued investment advisory fee                                     4,221
  Accrued distribution fees                                             665
  Other Accrued expenses                                             35,208
                                                                 ----------

  Total Liabilities                                                  60,298
                                                                 ----------

NET ASSETS                                                       $1,354,015
                                                                 ==========

NET ASSETS CONSIST OF:
  Paid-in-capital                                                $1,080,823
  Undistributed net investment income                                 3,542
  Accumulated undistributed net realized gain on investments         18,359
  Net unrealized appreciation on investments                        251,291
                                                                 ----------

NET ASSETS                                                       $1,354,015
                                                                 ==========

SHARES OUTSTANDING, $0.0001 PAR VALUE,
  (UNLIMITED SHARES AUTHORIZED)
  CLASS K                                                            54,710
  CLASS Y                                                            52,630

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
  CLASS K                                                            $12.62
  CLASS Y                                                            $12.61


 See notes to financial statements.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND


STATEMENT OF OPERATIONS
PERIOD ENDED JULY 31, 2000 (UNAUDITED)<F1>


INVESTMENT INCOME:
   Interest                                                            $751
   Dividends                                                         35,010
                                                                   --------

   Total Investment Income                                           35,761
                                                                   --------

EXPENSES:
   Professional fees                                                 28,417
   Administration and accounting fees                                23,527
   Federal and state registration                                    18,828
   Reports to shareholders                                           13,902
   Shareholder servicing fees                                        12,503
   Investment advisory fees                                           4,221
   Trustees' fees and expenses                                        3,784
   Custody fees                                                       1,545
   Distribution fees                                                    665
   Miscellaneous costs                                               22,789
                                                                   --------

   Total expenses before waiver and reimbursement of expenses       130,181

   Less:  Waiver and reimbursement of expenses                    (124,319)
                                                                   --------
   Net Expenses                                                       5,862
                                                                   --------

NET INVESTMENT INCOME                                                29,899
                                                                   --------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                  15,639
   Change in unrealized appreciation on investments                 251,291
                                                                   --------

   Net Gain on Investments                                          266,930
                                                                   --------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $296,829
                                                                   ========

<F1> Commenced operations on February 16, 2000
See notes to financial statements.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JULY 31, 2000 (UNAUDITED)<F1>

OPERATIONS:
  Net investment income                                                $29,899
  Net realized gain on investments                                      15,639
  Change in unrealized appreciation on investments                     251,291
                                                                   -----------
  Net increase in net assets resulting from operations                 296,829
                                                                   -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                         957,193
  Shares issued to shareholders in reinvestment of dividends            23,630
                                                                   -----------
                                                                       980,823
                                                                   -----------

  Redemption of shares                                                       -
                                                                   -----------
  Net increase from capital share transactions                         980,823
                                                                   -----------

DIVIDENDS PAID FROM:
  Net investment income                                               (23,637)
                                                                   -----------
                                                                      (23,637)
                                                                   -----------

TOTAL INCREASE IN NET ASSETS                                         1,254,015
NET ASSETS:
  Beginning of period                                                  100,000
                                                                   -----------

  End of period (includes undistributed net
     investment income of $3,542)                                   $1,354,015
                                                                   ===========

<F1> Commenced operations on February 16, 2000
See notes to financial statements.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

                                                      CLASS K        CLASS Y
                                                    ----------     ----------

                                                  PERIOD ENDED JULY 31, 2000<F1>
                                                    (UNAUDITED)   (UNAUDITED)
                                                    ----------    ----------

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.00         $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.28           0.29
  Net realized and unrealized gain on investments       2.56           2.55
                                                    --------       --------

  Total from Investment Operations                      2.84           2.84
                                                    --------       --------

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income                (0.22)         (0.23)
                                                    --------       --------

  Total Distributions                                 (0.22)         (0.23)
                                                    --------       --------

NET ASSET VALUE, END OF PERIOD                        $12.62         $12.61
                                                    ========       ========

TOTAL RETURN<F1>                                      28.58%         28.64%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                         $690,178       $663,837
  Ratio of expenses to average net assets              1.25%          0.97%
  Ratio of expenses before waivers
     to average net assets                            25.05%         24.23%
  Ratio of net investment income
     to average net assets                             5.53%          5.79%
  Ratio of net investment income before waivers
     to average net assets                           (18.26)%      (17.47)%
  Portfolio turnover rate<F2>                            13%            13%


<F1> Commenced operations on February 16, 2000
<F2> Not annualized
See notes to financial statements.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JULY 31, 2000 (UNAUDITED)


1. ORGANIZATION

   Lend Lease Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Lend Lease U.S. Real Estate Securities Fund (the "Fund") is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. Class K and Class Y commenced operations on February 16, 2000. As of July 31, 2000, Class K and Class Y shares are outstanding. Substantially all of the shares issued by the Fund are held by an affiliate of the Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

   INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it of all or substantially all federal income tax liability.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, accrues daily and includes amortization of premium and accretion of discount on investments. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JULY 31, 2000 (UNAUDITED)


   DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

   Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at July 31, 2000 reclassifications were recorded to decrease undistributed net investment income by $2,720 and increase accumulated undistributed net realized gain on investments by $2,720.

   EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund for the period ended July 31, 2000 were as follows:

CLASS K SHARES:                                                 SHARES

                         Shares sold                            48,700
                         Shares issued to holders in
                           reinvestment of dividends             1,010
                         Shares redeemed                             -
                                                              --------
                         Net increase                           49,710
                                                              --------

CLASS Y SHARES:

                         Shares sold                            46,595
                         Shares issued to holders in
                           reinvestment of dividends             1,035
                         Shares redeemed                             -
                                                              --------
                         Net increase                           47,630
                                                              --------

                         Net increase from capital
                           share transactions                   97,340
                                                              ========

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         JULY 31, 2000 (UNAUDITED)

4. INVESTMENT TRANSACTIONS

   Purchases and sales of securities, excluding short-term investments, for the period ended July 31, 2000 were $1,208,065 and $131,740, respectively.

   At July 31, 2000, accumulated net unrealized appreciation was $253,761 based on the aggregate cost of investments for federal income tax purposes of $1,104,909, which consisted of unrealized appreciation of $253,843 and unrealized depreciation of $82.

5. INVESTMENT ADVISORY AGREEMENT

   The Fund has entered into an Investment Advisory Agreement with Lend Lease Real Estate Investments, Inc. (the "Adviser"). The Adviser has entered into a Sub-Advisory Agreement with Lend Lease Rosen Real Estate Securities LLC (the "Sub-Adviser") which is responsible for the day to day management of the Fund's investment program. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser and Sub-Adviser. The Adviser and the Sub-Adviser have contractually agreed to limit the annual operating expenses of Class K and Class Y to 1.25% and 0.97%, respectively, through January 31, 2002, subject to later reimbursement by the Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions. During the period ended July 31, 2000, the Adviser and Sub-Adviser waived investment advisory fees of $4,221 and reimbursed the Fund $120,098 for other expenses.

   Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted a distribution plan which permits the Fund to pay for certain expenses associated with the distribution of its shares and for services provided to shareholders. Under the Plan Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the period ended July 31, 2000 the Fund incurred distribution expenses of $665.

6. INVESTMENT RISKS

   As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

TRUSTEES                        Susan J. Lloyd-Hurwitz
                                Hubbard R. Garber
                                William J. Klipp
                                Kevin Malone
                                Michael A. Torres


INVESTMENT ADVISER              LEND LEASE REAL ESTATE INVESTMENTS, INC.
                                Monarch Tower
                                3424 Peachtree Road N.E.
                                Suite 800
                                Atlanta, GA 30326

INVESTMENT SUB-ADVISER          LEND LEASE ROSEN REAL ESTATE SECURITIES, LLC
                                1995 University Avenue, Suite 550
                                Berkeley, CA  94704

ADMINISTRATOR AND               SUNSTONE FINANCIAL GROUP, INC.
FUND ACCOUNTANT                 803 West Michigan Avenue, Suite A
                                Milwaukee, Wisconsin 53233

CUSTODIAN                       WILMINGTON TRUST COMPANY
                                1100 North Market Street, 9th Floor
                                Wilmington, DE 19890

INDEPENDENT ACCOUNTANTS         PRICEWATERHOUSECOOPERS LLP
                                333 Market Street
                                San Francisco, CA  94105

LEGAL COUNSEL                   GOODWIN, PROCTER & HOAR LLP
                                Exchange Place
                                Boston, MA 02109

DISTRIBUTOR                     SUNSTONE DISTRIBUTION SERVICES, LLC
                                803 West Michigan Avenue, Suite A
                                Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING             SUNSTONE FINANCIAL GROUP, INC.
AND TRANSFER AGENT              c/o Lend Lease U.S. Real Estate Securities Fund
                                803 West Michigan Avenue, Suite A
                                Milwaukee, Wisconsin 53233

This report is submitted for the general information of shareholders of Lend Lease U.S. Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

                                                                     LE 412 0700